Tax on Profit on Ordinary Activities (Current Tax) (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Current tax	£ 4,826	£ (483)